Schedule of Investments
June 30, 2020 (unaudited)
Forester Value Fund

			Shares or Principal
Security Description			Amount ($)		Fair Value ($)(1)

Common Stocks - 71.01%

Canned, Fruits, Veg & Preserves, Jams & Jellies - 1.59%
J M Smucker Co.			1,240		131,204

Computer & office Equipment - 1.90%
International Business Machines Corp.			1,300		157,001

Electric & Other Services Comb - 1.23%
Exelon Corp			2,800		101,612

Electric Services - 4.79%
DTE Energy Co.			1,180		126,850
FirstEnergy Corp.			3,200		124,096
The Southern Co.			2,800		145,180

					396,126

Electrical Work - 2.80%
Quanta Services Inc.			5,900		231,457

Fire, Marine & Casualty Insurance - 4.87%
Allstate Corp.			1,680		162,943
The Travelers Companies, Inc.			2,100		239,505

					402,448
Food and Kindred Products - 3.28%
Conagra Brands Inc.			7,700		270,809

Gold and Silver Ores - 1.67%
Newmont Goldcorp Corp.			2,236		138,051

Grain Mill Products - 2.95%
General Mills, Inc.			3,960		244,134

Hospital & Medical Service Pla - 3.96%
Cigna Corp.			770		144,491
UnitedHealth Group, Inc.			620		182,869

					327,360
Insurance Agents, Brokers & Se - 2.56%
Aon Corp.			1,100		211,860

National Commercial Banks - 2.39%
US Bancorp, Inc.			5,360		197,355

Petroleum Refining - 3.79%
BP Plc ADR			6,170		143,884
Exxon Mobil Corp.			3,790		169,489

					313,373

Pharmaceutical Preparations - 7.72%
AbbVie Inc.			1,300		127,634
Bristol Myers Squibb Co.			2,600		152,880
Johnson & Johnson			1,100		154,693
Pfizer, Inc.			6,200		202,740

					637,947
Poultry Slaughtering and Process - 2.67%
Tyson Foods, Inc.			3,700		220,927

Retail-Catalog & Mail Order Ho - 0.98%
CDW Corp.			700		81,326

Retail -Drug Stores and Proprie - 4.13%
CVS Health Corp.			3,100		201,407
Walgreens Boots Alliance, Inc.			3,300		139,887

					341,294
Retail-Grocery Stores - 1.89%
The Kroger Co.			4,620		156,387

Services-Business Services, NE - 4.63%
Ebay Inc.			7,300		382,885

Services-Prepackaged Software - 4.51%
Microsoft Corp.			870		177,054
Oracle Corp.			3,540		195,656

					372,710
Ship & Boat Building & Repairing - 1.81%
General Dynamics Corp.			1,000		149,460

Surgical & Medical Instruments - 1.89%
3M Co.			1,000		155,990

Telephone Communications - 1.81%
AT&T, Inc.			4,960		149,941

Wholesale-Drugs, Proprietaries- 1.21%
Cardinal Health, Inc.			1,920		100,205

Total Common Stock			(Cost $ 4,051,693)		5,871,862

U.S. Government Obligations - 21.16%

U.S. Government Treasury Bill, 0.00%, 09/03/2020			1,750,000		1,749,557

Total U.S. Government Obligations			(Cost $ 1,749,726)		1,749,557

Money Market Registered Investment Companies - 17.36%

Morgan Stanley Inst. Liquidity Fund Treasury Port. - .0584% (5)			1,435,278		1,435,278

Total Money Market Registered Investment Companies			(Cost $ 1,435,278)		1,435,278

Total Investments - 112.10%			(Cost $ 7,421,118)		9,269,047

Other Assets less Liabilities - -12.10%					(1,000,547)

Total Net Assets - 100.00%					8,268,500

Options

	Long (Short)		Notional Value of		Fair
	Contracts	Expiration Date	Contracts ($)		Value ($)
Put Options
S&P 500 Index, August 21, 2020, Put @ $2,850	35	8/21/2020	10,851,015		182,350
S&P 500 Index, August 21, 2020, Put @ $2,700	10	8/21/2020	3,100,290		30,000

Total Options	45		13,951,305		212,350

			(Cost $ 184,421)		212,350

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's assets carried at fair value:

			Investments in		Other Financial
Valuation Inputs			Securities		Instruments (9)
Level 1 - Quoted Prices			$7,519,490	$
Level 2 - Other Significant Observable Inputs			1,749,557		-
Level 3 - Significant Unobservable Inputs			-		-
Total			$9,269,047		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.

(9)  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.